Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Investments

3. INVESTMENTS

Fair Value Measurements - The Plan adopted a fair value measurement method that establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 - Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The fair values estimated and derived from each fair value calculation may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with those utilized by other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. Following is a description of the valuation methodologies used for assets measured at fair value.

Mutual Funds - Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Personal Choice Retirement Accounts- Investments included in the personal choice retirement accounts include mutual funds (valued as noted above), common stocks, money market funds, corporate bonds, government treasuries and ETF’s. Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. Money market funds are stated at fair value based upon quoted prices of the NAV of shares held by the Plan at year-end.

Employer Common Stock Fund – The Employer common stock fund is valued at the NAV at year-end, based upon (1) the quoted market price of the Company common stock shares held at year-end, and, (2) the NAV of the quoted market price of the money market fund shares held at year-end, which together comprise the Employer common stock fund.

Common Collective Trusts – Valued at the daily published NAV per unit held by the Plan as quoted by the trusts. The NAV is based on the fair value of the underlying investments held by the trust less its liabilities and is the basis for current transactions. Participant transactions may occur daily.

The following tables set forth, by level, the fair value hierarchy of the Plan investment assets and investment liabilities as of December 31, 2025 and 2024. As required by Accounting Standards Codification Topic 820-Fair Value Measurement and Disclosures, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Investment Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies (mutual funds);	$1,559,313,976	$-	$-	$1,559,313,976
Employer common stock fund	-	78,214,110	-	78,214,110
Personal choice accounts	95,341,233	-	-	95,341,233
Total investments in hierarchy	$1,654,655,209	$78,214,110	$-	$1,732,869,319

Common collective trusts, measured at NAV*	-	-	-	232,719,296
Total investments at fair value	$-	$-	$-	$1,965,588,615

	Investment Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies (mutual funds);	$1,494,081,142	$-	$-	$1,494,081,142
Employer common stock fund	-	100,294,159	-	100,294,159
Personal choice accounts	75,602,879	-	-	75,602,879
Total investments in hierarchy	$1,569,684,021	$100,294,159	$-	$1,669,978,180

Common collective trusts, measured at NAV*	-	-	-	65,445,814
Total investments at fair value	$-	$-	$-	$1,735,423,994

*Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits. The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024, respectively.

	Fair Value 12/31/2025	Fair Value 12/31/2024	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trusts	$232,719,296	$65,445,814	None	Daily	12 months